Consolidated Condensed Statements of Operations (Unaudited) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
General and administrative expenses		$ 2,421,186	$ 66,701	$ 584,389		$ 41,692
Loss from operations		(2,421,186)	(66,701)	(584,389)		(41,692)
Other income (loss):
Share-based compensation expense		(57,919)	(39,372)	(271,572)
Interest earned on bank		2,445		6,182
Interest earned on marketable securities held in Trust Account		1,989,268	1,206,515	8,449,291
Total other income, net		1,933,794	1,167,143	8,183,901
Net (loss) income		$ (487,392)	$ 1,100,442	$ 7,599,512		$ (41,692)
Class A Ordinary Shares
Other income (loss):
Basic weighted average shares outstanding (in Shares)		18,909,000	9,874,700	16,635,787	[1]		[1]
Basic net (loss) income per share (in Dollars per share)		$ (0.02)	$ 0.08	$ 0.36
Diluted weighted average shares outstanding (in Shares)		18,909,000	9,874,700	16,635,787	[1]		[1]
Diluted net (loss) income per share (in Dollars per share)		$ (0.02)	$ 0.08	$ 0.36
Class B Ordinary Shares
Other income (loss):
Basic weighted average shares outstanding (in Shares)	[2]	4,600,000	4,313,333	4,527,869	[1],[3]	4,000,000	[1],[3]
Basic net (loss) income per share (in Dollars per share)		$ (0.02)	$ 0.08	$ 0.36		$ (0.01)
Diluted weighted average shares outstanding (in Shares)	[2]	4,600,000	4,600,000	4,600,000	[1],[3]	4,000,000	[1],[3]
Diluted net (loss) income per share (in Dollars per share)		$ (0.02)	$ 0.08	$ 0.36		$ (0.01)

[1]	At December 31, 2023, excludes an aggregate of 600,000 Class B ordinary shares that are subject to forfeiture.
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.
[3]	As of December 31, 2023, excludes an aggregate of up to 600,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the underwriter fully exercised its over-allotment option, and accordingly, the 600,000 Founder Shares are no longer subject to forfeiture (Note 5).